Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	$ 1,440	$ 1,445
Total assets	93,657	74,187
Total liabilities and shareholders’ equity	93,657	74,187
Adjustments for New Accounting Principle, Early Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		1,445
Total assets		74,187
Long-term debt		11,630
Total liabilities and shareholders’ equity		74,187
Adjustments for New Accounting Principle, Early Adoption | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		1,510
Total assets		74,252
Long-term debt		11,695
Total liabilities and shareholders’ equity		74,252
Adjustments for New Accounting Principle, Early Adoption | Scenario, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		(65)
Total assets		(65)
Long-term debt		(65)
Total liabilities and shareholders’ equity		(65)
Deferred Tax Assets, Current | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption, quantification	1,200	1,000
Assets, Current | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption, quantification	1,200	1,000
Assets | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption, quantification	1,200	1,000
Liability | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption, quantification	$ (1,200)	$ (1,000)